September 1, 2026

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: iShares Enhanced Emerging Markets Active ETF, a series of BlackRock

ETF Trust, Post-Effective Amendment No. 180 to the Registration Statement

on Form N-1A (Securities Act File No. 333-228832, Investment Company Act

File No. 811-23402)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock ETF Trust (the “Registrant”), on behalf of its series iShares Enhanced Emerging Markets Active ETF (the “Fund”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 180 to the Registration Statement on Form N-1A of the Registrant under the 1933 Act with respect to the Fund; and

(2) the text of Post-Effective Amendment No. 180 to the Registration Statement on Form N-1A of the Registrant under the 1933 Act with respect to the Fund was filed electronically with the Securities and Exchange Commission on August 26, 2026.

Sincerely,

BlackRock ETF Trust

/s/ Janey Ahn

Janey Ahn
Secretary of the Registrant